CONVERTIBLE NOTE RECEIVABLE DISCLOSURE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Convertible note receivable	$ 950,000	$ 0
Convertible note issued by IOX Therapeutics Ltd
Convertible note receivable	$ 950,000
Interest rate, receivable	7.00%